LEASES - Lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
LEASES
Current portion of lease liabilities	$ 24.5	$ 19.7
Long-term lease liabilities	23.1	35.1
Total lease liabilities	$ 47.6	$ 54.8